BUSINESS COMBINATIONS - NARRATIVE (Details) € in Millions, $ in Millions			1 Months Ended	4 Months Ended	6 Months Ended
	Feb. 23, 2024 EUR (€)	Feb. 23, 2024 USD ($)	Nov. 30, 2023	Jun. 28, 2024 EUR (€)	Jun. 28, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about business combination [line items]
Goodwill				€ 4,791	€ 4,791	€ 4,514
Right-of-use assets	€ 9
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination					11
Joint ventures | COCA COLA BEVERAGES PHILIPPINES
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint operation			60.00%
Aboitiz Equity Ventures Inc. and Coca-Cola Europacific Partners plc | Joint ventures | COCA COLA BEVERAGES PHILIPPINES
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture			100.00%
Coca-Cola Europacific Partners Plc | Joint ventures | COCA COLA BEVERAGES PHILIPPINES
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture			100.00%
Aboitiz Equity Ventures Inc. (AEV) | Joint ventures | COCA COLA BEVERAGES PHILIPPINES
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint operation			40.00%
COCA COLA BEVERAGES PHILIPPINES
Disclosure of detailed information about business combination [line items]
Consideration paid (received)	930	$ 1,000
Identifiable intangible assets	478
Goodwill	270
Right-of-use assets	9
Lease liabilities	10
Fair value of acquired receivables, net	75
Gross contractual amounts receivable for acquired receivables	77
Gross contractual amount, expected to be uncollectible	2
Revenue of acquiree since acquisition date				702
Profit (loss) of acquiree since acquisition date				€ 41
Revenue of combined entity as if combination occurred at beginning of period					970
Profit (loss) of combined entity as if combination occurred at beginning of period					€ 48
COCA COLA BEVERAGES PHILIPPINES | Franchise intangible
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets	€ 440
COCA COLA BEVERAGES PHILIPPINES | Aboitiz Equity Ventures Inc. and Coca-Cola Europacific Partners plc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration paid (received)	€ 1,550	$ 1,680